Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common stock par value (in Dollars per share)	$ 0.0015873	$ 0.0015873
Common stock, shares authorized	31,500,000	31,500,000
Common stock, shares issued	13,608,173	13,113,173
Common stock, shares outstanding	13,608,173	13,113,173